Investment Options	12 Months Ended
Dec. 30, 2025
EBP 005
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investment Options	Investment OptionsParticipants may direct their investment into various fund options and may change their investment elections on a daily basis, in full percentage increments. Certain participants may be restricted to specific periods during which ASWC common stock can be traded. Participants should refer to the fund information provided by the Trustee for a complete description of the investment options and detailed composition of each investment fund.